Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Warrants [member]
Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share (in Dollars per share)	$ 61.09	$ 1.67
Exercise price (in Dollars per share)	$ 0.01	$ 10
Risk-free interest rate	4.89%	4.00%
Expected volatility	60.00%	60.00%
Expected life	14 days	5 years
Dividend yield	0.00%	0.00%
Conversion Option [member]
Long-Term Debt (Details) - Schedule of Black-Scholes Option Pricing Model [Line Items]
Fair value of the underlying share (in Dollars per share)	$ 4.74	$ 22.92
Exercise price (in Dollars per share)	$ 10	$ 0.01
Risk-free interest rate	4.05%	5.00%
Expected volatility	60.00%	60.00%
Expected life	5 years	14 days
Dividend yield	0.00%	0.00%